Lease Liabilities - Summary of Lease Liabilities (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Lease liabilities [abstract]
Beginning balance, lease liabilities			$ 2,957
Additions			3
Interest Expense	$ 41	$ 42	83	$ 86
Lease Payments			(233)
Modifications			42
Re-measurements			3
Lease Terminations			(1)
Exchange Rate Movements and Other			12
Ending Balance, lease liabilities	2,866		2,866
Less: Current Portion	274		274		$ 272
Long-Term Portion	$ 2,592		$ 2,592		$ 2,685